Deferred income tax	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Deferred income tax
13. Deferred income tax

All figures in £ millions	2025	2024

Deferred income tax assets	58	52

Deferred income tax liabilities	(89)	(63)

Net deferred income tax liability	(31)	(11)
Substantially all of the deferred income tax assets are expected to be recovered after more than one year. See note 7 for details of provisions for tax uncertainties held within deferred tax.
Deferred tax assets and liabilities are presented on a net basis where the Group has a legally enforceable right of offset and the taxes relate to the same fiscal authority.
At 31 December 2025, the Group has gross tax losses for which no deferred tax asset is recognised of £
896m (2024: £965m). The expiry date and key geographic split of these losses is set out in the following table.

	Gross				Tax effected

Year ended 31 December 2025	UK	US	Other	Total	UK	US	Other	Total

Tax losses expiring:

Within 10 years	–	411	14	425	–	86	3	89

Within 10-20 years	–	117	–	117	–	6	–	6

Available indefinitely	167	39	148	354	42	2	47	91

Total	167	567	162	896	42	94	50	186

	Gross				Tax effected

Year ended 31 December 2024	UK	US	Other	Total	UK	US	Other	Total

Tax losses expiring:

Within 10 years	–	443	21	464	–	92	5	97

Within 10-20 years	–	135	–	135	–	7	–	7

Available indefinitely	167	38	161	366	42	2	52	96

Total	167	616	182	965	42	101	57	200
The decrease in unrecognised tax losses in the US is principally due to the impact of foreign exchange movements. The decrease in unrecognised tax losses in Other is principally due to the increased recognition of tax losses in Brazil during the period. Other unrecognised tax losses includes £100m gross (2024: £116m) and £34m tax effected (2024: £39m) relating to Brazil.
Other gross deductible temporary differences for which no deferred tax asset is recognised total £198m (2024: £194m). This includes £190m (2024: £188m) in respect of interest limitations. The amount of temporary differences associated with subsidiaries for which no deferred tax has been provided totals £274m (2024: £290m).
No deferred income tax assets (2024
: £9m)
have been recognised in countries that reported a tax loss in either the current or preceding year. The 2024 balance primarily arose in respect of tax losses in Australia and Argentina.
The recognition of the deferred income tax assets is supported by management’s forecasts of the future profitability of the relevant countries. In some cases deferred income tax assets are forecast to be recovered through taxable profits over a period that exceeds five years. Management consider these forecasts are sufficiently reliable to support the recovery of the assets. Where there are insufficient forecasts of future profits, deferred income tax assets have not been recognised.
The movement in deferred income tax assets and liabilities during the year is as follows:

All figures in £ millions	Trading losses	Accruals and other provisions	Retirement benefit obligations	Deferred revenue	Goodwill and intangibles	Interest limitations	Other	Total

Deferred income tax assets/(liabilities)

At 1 January 2024	101	59	(114)	43	(152)	34	18	(11)

Exchange differences	(2)	–	–	–	–	–	(1)	(3)

Acquisitions and disposals of subsidiaries	–	–	–	–	–	–	–	–

Income statement benefit/(charge)	(23)	(2)	3	2	29	(16)	4	(3)

Tax charge in OCI/equity	–	7	(2)	–	–	–	1	6

At 31 December 2024	76	64	(113)	45	(123)	18	22	(11)

Exchange differences	–	(2)	–	(1)	–	–	–	(3)

Acquisitions and disposals of subsidiaries	–	–	–	–	(1)	–	–	(1)

Income statement benefit/(charge)	(10)	2	(6)	(2)	35	(18)	(8)	(7)

Tax charge in OCI/equity	–	(6)	(3)	–	–	–	–	(9)

At 31 December 2025	66	58	(122)	42	(89)	–	14	(31)
Included within accruals and other provisions is an amount of £
15
m (2024: £23m) in respect of share based payments. Other deferred income tax items include temporary differences in respect of right-of-use
assets (deferred tax asset of £
37
m
 (2024: £47m), with an offsetting deferred tax liability of £
33
m (2024: £37m), and accelerated capital allowances of £
10
m (2024: £11m).